RELATED PARTIES (Schedule of Research and Development Services and Administrative Services) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses derived by the Cost Allocation Agreement:
Rent and related from a Related Company			$ 168	$ 96	$ 1,036
Aspire Group [Member]
Disclosure of transactions between related parties [line items]
Revenues generated from the Transition Services Agreement	$ 928	$ 1,348	2,430	4,099	3,421
Expenses derived by the Cost Allocation Agreement:
Labor (included in general and administrative expenses)	28	21	66	68	289
Rent and related from a Related Company	595	470	1,064	1,047	1,036
Other (included in general and administrative expenses)	97	70	160	177	232
Total expenses	$ 720	$ 561	$ 1,290	$ 1,292	$ 1,557